SHARE-BASED COMPENSATION - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Share Based Compensation [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	14,495,000	14,860,000
Number of share options granted in share-based payment arrangement | shares	3,175,000	3,450,000
Number of share options expired in share-based payment arrangement | shares	(2,480,000)	(3,415,000)
Number of share options exercised in share-based payment arrangement | shares	(500,000)	(400,000)
Number of share options outstanding in share-based payment arrangement at end of period | shares	14,690,000	14,495,000
Number of share options exercisable in share-based payment arrangement | shares	14,490,000	14,095,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.08	$ 0.09
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	0.08	0.065
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	(0.13)	(0.10)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	(0.05)	(0.0625)
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	0.07	0.08
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0.07	$ 0.08